Derivatives and Fair Value of Financial Instruments - Fair Value of Investments and Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule of amortized cost and estimated fair values of investments and long term debt
Short-term investments, trading debt securities	$ 1,576	$ 1,277
Amortized Cost
Schedule of amortized cost and estimated fair values of investments and long term debt
Short-term investments, trading debt securities	1,387	1,236
Long-term debt	535	516
Fair Value
Schedule of amortized cost and estimated fair values of investments and long term debt
Short-term investments, trading debt securities	1,576	1,277
Long-term debt	$ 535	$ 516